Mineral property, plant and equipment (Details) - USD ($) $ in Thousands		12 Months Ended
		Aug. 31, 2023	Aug. 31, 2022
Construction in progress [member]
IfrsStatementLineItems [Line Items]
Accumulated depreciation beginning balance		$ 45,239
Accumulated depreciation ending balance			$ 45,239
Net book value			45,239
Exploration And Evaluation Expenditures [Member]
IfrsStatementLineItems [Line Items]
Accumulated depreciation beginning balance	[1]
Accumulated depreciation ending balance	[1]	1,864
Net book value	[1]	1,864
Mining property [member]
IfrsStatementLineItems [Line Items]
Accumulated depreciation beginning balance
Accumulated depreciation ending balance		40,303
Net book value		40,303
Processing Plant And Related Infrastructure [Member]
IfrsStatementLineItems [Line Items]
Accumulated depreciation beginning balance		5,510
Accumulated depreciation ending balance		20,925	5,510
Net book value		20,925	5,510
Machinery [member]
IfrsStatementLineItems [Line Items]
Accumulated depreciation beginning balance	[2]	777
Accumulated depreciation ending balance	[2]	796	777
Net book value	[2]	796	777
Other [Member]
IfrsStatementLineItems [Line Items]
Accumulated depreciation beginning balance	[3]	108
Accumulated depreciation ending balance	[3]	171	108
Net book value	[3]	171	108
Total [Member]
IfrsStatementLineItems [Line Items]
Accumulated depreciation beginning balance		51,634
Accumulated depreciation ending balance		64,059	51,634
Net book value		64,059	51,634
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Accumulated depreciation beginning balance		53,854	42,933
Additions		16,484	13,407
Disposals			(65)
Transfer from exploration and evaluation assets	[2]
Reclassification to other long-term asset			(2,421)
Adjustment to reclamation provision		(2,234)
Transfers	[4]
Accumulated depreciation ending balance		68,104	53,854
Net book value		68,104	53,854
Gross carrying amount [member] | Construction in progress [member]
IfrsStatementLineItems [Line Items]
Accumulated depreciation beginning balance		45,239
Additions			7,097
Disposals
Transfer from exploration and evaluation assets	[2]		40,563
Reclassification to other long-term asset			(2,421)
Adjustment to reclamation provision
Transfers	[4]	(45,239)
Accumulated depreciation ending balance			45,239
Net book value			45,239
Gross carrying amount [member] | Exploration And Evaluation Expenditures [Member]
IfrsStatementLineItems [Line Items]
Accumulated depreciation beginning balance	[1]		38,618
Additions	[1]	1,864	1,945
Disposals	[1]
Transfer from exploration and evaluation assets	[1],[2]		(40,563)
Reclassification to other long-term asset	[1]
Adjustment to reclamation provision	[1]
Transfers	[1],[4]
Accumulated depreciation ending balance	[1]	1,864
Net book value	[1]	1,864
Gross carrying amount [member] | Mining property [member]
IfrsStatementLineItems [Line Items]
Accumulated depreciation beginning balance
Additions		4,951
Disposals
Transfer from exploration and evaluation assets	[2]
Reclassification to other long-term asset
Adjustment to reclamation provision		(2,234)
Transfers	[4]	38,485
Accumulated depreciation ending balance		41,202
Net book value		41,202
Gross carrying amount [member] | Processing Plant And Related Infrastructure [Member]
IfrsStatementLineItems [Line Items]
Accumulated depreciation beginning balance		7,076	3,279
Additions		9,233	3,797
Disposals
Transfer from exploration and evaluation assets	[2]
Reclassification to other long-term asset
Adjustment to reclamation provision
Transfers	[4]	6,754
Accumulated depreciation ending balance		23,063	7,076
Net book value		23,063	7,076
Gross carrying amount [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
Accumulated depreciation beginning balance	[2]	1,396	954
Additions	[2]	223	507
Disposals	[2]		(65)
Transfer from exploration and evaluation assets	[2]
Reclassification to other long-term asset	[2]
Adjustment to reclamation provision	[2]
Transfers	[2],[4]	5
Accumulated depreciation ending balance	[2]	1,624	1,396
Net book value	[2]	1,624	1,396
Gross carrying amount [member] | Other [Member]
IfrsStatementLineItems [Line Items]
Accumulated depreciation beginning balance	[3]	143	82
Additions	[3]	213	61
Disposals	[3]
Transfer from exploration and evaluation assets	[2],[3]
Reclassification to other long-term asset	[3]
Adjustment to reclamation provision	[3]
Transfers	[3],[4]	(5)
Accumulated depreciation ending balance	[3]	351	143
Net book value	[3]	351	143
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Accumulated depreciation beginning balance		2,220	1,833
Disposals			(29)
Transfers	[4]
Accumulated depreciation ending balance		4,045	2,220
Depreciation		1,825	416
Net book value		4,045	2,220
Accumulated depreciation and amortisation [member] | Construction in progress [member]
IfrsStatementLineItems [Line Items]
Accumulated depreciation beginning balance
Disposals
Transfers	[4]
Accumulated depreciation ending balance
Depreciation
Net book value
Accumulated depreciation and amortisation [member] | Exploration And Evaluation Expenditures [Member]
IfrsStatementLineItems [Line Items]
Accumulated depreciation beginning balance	[1]
Disposals	[1]
Transfers	[1],[4]
Accumulated depreciation ending balance	[1]
Depreciation	[1]
Net book value	[1]
Accumulated depreciation and amortisation [member] | Mining property [member]
IfrsStatementLineItems [Line Items]
Accumulated depreciation beginning balance
Disposals
Transfers	[4]	(362)
Accumulated depreciation ending balance		899
Depreciation		1,261
Net book value		899
Accumulated depreciation and amortisation [member] | Processing Plant And Related Infrastructure [Member]
IfrsStatementLineItems [Line Items]
Accumulated depreciation beginning balance		1,566	1,340
Disposals
Transfers	[4]	362
Accumulated depreciation ending balance		2,138	1,566
Depreciation		210	226
Net book value		2,138	1,566
Accumulated depreciation and amortisation [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
Accumulated depreciation beginning balance	[2]	619	473
Disposals	[2]		(29)
Transfers	[2],[4]
Accumulated depreciation ending balance	[2]	828	619
Depreciation	[2]	209	175
Net book value	[2]	828	619
Accumulated depreciation and amortisation [member] | Other [Member]
IfrsStatementLineItems [Line Items]
Accumulated depreciation beginning balance	[3]	35	20
Disposals	[3]
Transfers	[3],[4]
Accumulated depreciation ending balance	[3]	180	35
Depreciation	[3]	145	15
Net book value	[3]	$ 180	$ 35

[1]	During the year ended August 31, 2022, Buckreef transitioned from an exploration and evaluation asset under IFRS 6, Exploration for and Evaluation of Mineral Resources ("IFRS 6"), to mineral property, plant and equipment under IAS 16, Property, Plant and Equipment ("IAS 16"), following approval of construction decision by the Company's Board of Directors. At the time of transition from an exploration and evaluation asset to mineral property, plant and equipment, the Company completed an impairment test as required by IFRS 6. The impairment test compared the carrying amount of Buckreef to its recoverable amount. The recoverable amount is the higher of the value in use and the fair value less costs of disposal. The Company estimated the recoverable amount using a discounted cash flow model. The significant assumptions that impacted the resulting fair value included future gold prices, capital cost estimates, operating cost estimates, estimated reserves and resources and the discount rate. Upon completion of the impairment tests, the Company concluded that there was no impairment.
[2]	Includes automotive and computer equipment and software.
[3]	Includes automotive, leasehold improvements and right-of-use assets.
[4]	On November 1, 2022, Buckreef achieved commercial production at which point development expenditures were subject to depreciation.